Schedule of Investments (unaudited)	iShares® MSCI EAFE Value ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.1%
Ampol Ltd.	523,576	$10,616,943
APA Group	1,395,538	7,315,327
ASX Ltd.	150,075	5,361,812
Aurizon Holdings Ltd.	4,031,502	8,781,069
Australia & New Zealand Banking Group Ltd.	6,597,491	104,035,678
BHP Group Ltd.	11,124,355	314,902,346
BlueScope Steel Ltd.	1,004,389	12,040,071
Dexus	2,367,396	9,777,787
Fortescue Metals Group Ltd.	3,722,676	52,958,099
GPT Group (The)	4,222,950	9,745,844
Insurance Australia Group Ltd.	2,680,643	9,670,516
Lendlease Corp. Ltd.	1,515,624	6,002,614
Macquarie Group Ltd.	806,782	82,929,033
Mirvac Group.	8,671,336	10,060,946
National Australia Bank Ltd.	6,888,215	123,397,165
Origin Energy Ltd.	3,802,458	22,057,497
Santos Ltd.	7,131,734	34,798,985
Scentre Group	11,444,960	17,730,429
Sonic Healthcare Ltd.	343,408	6,288,164
South32 Ltd.	10,012,948	21,421,520
Stockland	5,280,577	11,917,950
Suncorp Group Ltd.	1,813,328	15,434,393
Telstra Corp. Ltd.	3,106,831	7,533,684
Transurban Group	3,364,486	25,329,491
Vicinity Ltd.	8,555,627	9,266,864
Washington H Soul Pattinson & Co. Ltd.	517,463	11,023,956
Westpac Banking Corp.	7,703,291	101,157,848
Woodside Energy Group Ltd.	4,165,904	90,732,524
		1,142,288,555
Austria — 0.3%
Erste Group Bank AG	753,341	26,976,590
OMV AG	324,280	14,222,341
voestalpine AG	254,831	6,363,384
		47,562,315
Belgium — 0.6%
Ageas SA/NV	354,389	13,613,085
Groupe Bruxelles Lambert NV	209,377	15,313,950
KBC Group NV	548,397	30,180,944
Sofina SA(a)	33,988	6,456,844
Solvay SA	163,712	17,306,912
Umicore SA	456,907	10,871,112
Warehouses De Pauw CVA	357,338	8,841,438
		102,584,285
Denmark — 0.5%
AP Moller - Maersk A/S, Class A	4,422	7,220,070
AP Moller - Maersk A/S, Class B, NVS	7,095	11,821,907
Carlsberg A/S, Class B	75,293	8,972,902
Danske Bank A/S	1,515,615	35,554,384
Orsted A/S(b)	270,660	13,078,052
Rockwool A/S, Class B	20,085	4,469,369
		81,116,684
Finland — 1.2%
Elisa OYJ	202,005	8,566,761
Fortum OYJ	992,707	11,786,836
Kesko OYJ, Class B	599,151	10,132,536
Kone OYJ, Class B	261,445	11,321,447
Nokia OYJ	11,750,086	39,135,785
Orion OYJ, Class B	84,228	3,351,054
Sampo OYJ, Class A	1,008,933	39,680,133

Security	Shares	Value

Finland (continued)
Stora Enso OYJ, Class R	1,282,772	$15,416,861
UPM-Kymmene OYJ	1,172,809	39,495,418
Wartsila OYJ Abp	1,042,346	12,438,831
		191,325,662
France — 9.9%
Alstom SA	629,569	8,525,914
Amundi SA(b)	134,544	7,028,487
ArcelorMittal SA	1,126,050	24,916,384
Arkema SA	132,167	12,384,415
AXA SA	4,029,280	119,389,277
BNP Paribas SA	2,303,807	132,478,131
Bollore SE	1,630,229	8,899,495
Bouygues SA	419,406	14,754,287
Carrefour SA	653,130	11,450,323
Cie. de Saint-Gobain	1,016,419	55,327,914
Cie. Generale des Etablissements Michelin SCA	1,491,549	44,311,610
Covivio	110,364	4,729,580
Credit Agricole SA	2,659,570	32,114,021
Danone SA	1,412,692	84,041,694
Eiffage SA	79,596	7,223,381
Engie SA	4,015,375	63,864,074
EssilorLuxottica SA	226,495	41,014,493
Eurazeo SE	96,008	5,412,610
Eurofins Scientific SE	104,260	5,289,711
Euronext NV(b)	189,588	13,221,597
Gecina SA	101,556	9,971,869
Ipsen SA	54,190	6,404,848
Klepierre SA	473,702	11,503,275
Orange SA	4,082,929	48,023,581
Publicis Groupe SA	501,489	38,185,027
Renault SA	273,123	9,582,307
Sanofi	2,494,934	226,555,564
SEB SA	54,842	5,423,123
Societe Generale SA	1,039,033	23,348,913
Sodexo SA	68,227	7,220,367
TotalEnergies SE	4,937,487	330,108,002
Unibail-Rodamco-Westfield, New(c)	258,922	12,829,375
Veolia Environnement SA	1,493,359	40,918,628
Vinci SA	1,166,082	128,938,838
Vivendi SE	520,280	4,665,610
Wendel SE	29,919	2,241,156
		1,602,297,881
Germany — 8.5%
Allianz SE, Registered	885,660	207,459,205
BASF SE	1,964,159	90,758,187
Bayer AG, Registered	2,158,783	93,277,900
Bayerische Motoren Werke AG	660,380	61,418,188
Commerzbank AG	2,339,049	25,227,941
Continental AG	242,463	15,830,158
Covestro AG(b)(c)	425,357	21,549,507
Daimler Truck Holding AG	1,083,287	34,037,118
Deutsche Bank AG, Registered	4,259,006	46,868,453
Deutsche Lufthansa AG, Registered(c)	1,317,035	9,235,009
Deutsche Post AG, Registered	2,176,716	84,986,594
Deutsche Telekom AG, Registered	7,117,512	154,476,090
E.ON SE	4,928,874	58,644,343
Evonik Industries AG	460,590	8,477,104
Fresenius Medical Care AG & Co. KGaA	452,119	15,022,179
Fresenius SE & Co. KGaA	925,822	23,815,169
Hannover Rueck SE	66,605	14,707,272
HeidelbergCement AG	319,022	23,158,871

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA	227,955	$14,406,841
Knorr-Bremse AG	80,700	4,507,457
LEG Immobilien SE(c)	162,270	10,143,764
Mercedes-Benz Group AG	1,761,615	103,643,299
MTU Aero Engines AG	59,344	11,154,100
RWE AG	901,963	34,513,979
Siemens AG, Registered	1,084,779	143,948,924
Talanx AG(c)	139,453	8,788,222
Telefonica Deutschland Holding AG	1,948,005	3,311,755
Volkswagen AG	64,532	7,459,891
Vonovia SE	1,611,058	37,089,909
Wacker Chemie AG	40,524	4,973,232
		1,372,890,661
Hong Kong — 2.1%
BOC Hong Kong Holdings Ltd.	8,114,000	21,457,794
CK Asset Holdings Ltd.	4,356,500	21,775,200
CK Hutchison Holdings Ltd.	5,892,500	29,829,506
CK Infrastructure Holdings Ltd.	1,387,500	6,431,116
CLP Holdings Ltd.	3,616,500	26,468,374
Galaxy Entertainment Group Ltd.	1,682,000	9,455,301
Hang Lung Properties Ltd.	3,982,088	5,234,283
Hang Seng Bank Ltd.	1,677,400	19,177,858
Henderson Land Development Co. Ltd.	3,188,794	8,343,346
HKT Trust & HKT Ltd., Class SS	8,354,000	8,652,944
Hong Kong & China Gas Co. Ltd.	24,618,650	17,137,258
Hongkong Land Holdings Ltd.	2,429,900	7,706,965
Jardine Matheson Holdings Ltd.	350,400	14,198,597
Link REIT	5,543,560	25,440,170
MTR Corp. Ltd.	3,421,500	12,790,196
New World Development Co. Ltd.(a)	3,320,250	6,093,716
Power Assets Holdings Ltd.	3,064,500	14,650,836
Sands China Ltd.(c)	1,858,000	5,001,828
Sino Land Co. Ltd.(a)	8,058,000	8,044,524
SITC International Holdings Co. Ltd.	2,948,000	4,541,113
Sun Hung Kai Properties Ltd.	3,182,500	32,680,137
Swire Pacific Ltd., Class A	940,000	6,004,567
Swire Properties Ltd.	2,602,400	5,038,782
WH Group Ltd.(b)	9,194,500	5,491,258
Wharf Real Estate Investment Co. Ltd.	3,676,419	12,860,256
Xinyi Glass Holdings Ltd.	3,522,000	4,046,847
		338,552,772
Ireland — 0.8%
AIB Group PLC.	3,168,619	13,756,629
Bank of Ireland Group PLC	1,157,004	10,368,743
CRH PLC	1,592,089	85,442,361
Smurfit Kappa Group PLC	573,044	18,678,904
		128,246,637
Israel — 0.6%
Bank Hapoalim BM	2,786,990	19,935,188
Bank Leumi Le-Israel BM	3,367,224	21,688,007
CyberArk Software Ltd.(a)(c)	46,304	7,577,187
ICL Group Ltd.	1,710,556	8,319,929
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	2,714,042	11,929,120
Mizrahi Tefahot Bank Ltd.	336,815	10,424,964
Teva Pharmaceutical Industries Ltd., ADR(c)	2,466,308	21,160,923
		101,035,320
Italy — 3.8%
Assicurazioni Generali SpA	2,227,101	44,238,338
Enel SpA	17,872,269	113,445,669
Eni SpA	5,192,801	84,890,173

Security	Shares	Value

Italy (continued)
Intesa Sanpaolo SpA	34,095,943	$88,846,901
Mediobanca Banca di Credito Finanziario SpA	1,216,427	14,530,760
Poste Italiane SpA(b)	1,149,059	11,375,956
Recordati Industria Chimica e Farmaceutica SpA	81,926	3,789,435
Snam SpA	4,434,175	20,333,091
Stellantis NV	4,858,304	90,764,504
Telecom Italia SpA/Milano(a)(c)	22,019,496	5,693,420
Tenaris SA, NVS	519,778	8,233,999
Terna - Rete Elettrica Nazionale	3,092,801	23,681,681
UniCredit SpA	4,045,221	101,412,123
		611,236,050
Japan — 24.1%
Aeon Co. Ltd.	720,000	15,148,526
AGC Inc.	424,500	14,441,099
Aisin Corp.	322,900	11,248,173
ANA Holdings Inc.(c)	347,900	6,829,923
Asahi Group Holdings Ltd.	1,057,400	38,246,569
Asahi Kasei Corp.	2,766,000	17,004,765
Astellas Pharma Inc.	2,579,500	32,630,339
Bridgestone Corp.	1,252,100	47,385,980
Brother Industries Ltd.	505,100	7,879,685
Canon Inc.	2,194,200	51,872,370
Central Japan Railway Co.	1,576,700	35,488,986
Chiba Bank Ltd. (The)	1,167,300	8,694,680
Chubu Electric Power Co. Inc.	1,417,100	17,124,443
Concordia Financial Group Ltd.	2,340,200	10,873,501
Dai Nippon Printing Co. Ltd.	479,200	12,501,015
Dai-ichi Life Holdings Inc.	2,062,000	43,559,781
Daito Trust Construction Co. Ltd.	136,300	14,620,406
Daiwa House Industry Co.Ltd.	1,302,300	35,820,615
Daiwa House REIT Investment Corp.	4,834	8,554,959
Daiwa Securities Group Inc.	2,933,000	16,913,056
East Japan Railway Co.	662,100	34,387,675
ENEOS Holdings Inc.	6,301,850	23,350,979
FANUC Corp.	1,044,100	25,910,799
Fuji Electric Co. Ltd.	180,900	6,887,697
FUJIFILM Holdings Corp.	819,900	44,846,694
Hakuhodo DY Holdings Inc.	520,400	4,223,147
Hankyu Hanshin Holdings Inc.	503,500	15,841,918
Hitachi Construction Machinery Co. Ltd.	235,000	6,071,397
Hitachi Ltd.	1,340,100	84,944,353
Honda Motor Co. Ltd.	10,140,700	103,929,721
Hulic Co. Ltd.	844,800	7,745,233
Idemitsu Kosan Co. Ltd.	425,183	9,653,819
Iida Group Holdings Co. Ltd.	348,500	5,411,225
Inpex Corp.	2,127,900	30,877,668
Isuzu Motors Ltd.	1,281,600	14,290,674
ITOCHU Corp.	914,100	32,926,818
Japan Airlines Co. Ltd.	203,400	3,739,260
Japan Metropolitan Fund Invest	15,372	9,920,270
Japan Post Bank Co. Ltd.	3,177,300	29,451,030
Japan Post Holdings Co. Ltd.	4,943,300	43,754,153
Japan Post Insurance Co. Ltd.	441,400	8,499,631
Japan Real Estate Investment Corp.	2,805	10,418,672
Japan Tobacco Inc.	2,632,600	61,283,918
JFE Holdings Inc.	1,082,900	15,087,897
JSR Corp.	253,000	6,771,784
Kajima Corp.	931,100	15,388,649
Kansai Electric Power Co. Inc. (The)	1,548,900	19,831,854
Kao Corp.	664,100	24,228,954
Kawasaki Kisen Kaisha Ltd.	305,400	10,472,153
KDDI Corp.	3,288,900	98,386,538

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Keio Corp.	113,400	$3,365,084
Keisei Electric Railway Co. Ltd.	184,700	6,957,581
Kenedix Office Investment Corp.	9,096	9,487,020
Kintetsu Group Holdings Co. Ltd.	396,400	11,153,409
Koito Manufacturing Co. Ltd.	298,300	4,469,349
Komatsu Ltd.	2,028,600	46,609,895
Kubota Corp.	1,447,700	19,470,467
Kyocera Corp.	704,700	34,735,651
Lixil Corp.	631,700	6,926,634
Makita Corp.	318,700	8,237,385
Marubeni Corp.	3,164,700	46,273,536
Mazda Motor Corp.	1,248,300	12,066,054
MEIJI Holdings Co. Ltd.	516,900	12,722,980
Mitsubishi Chemical Group Corp.	2,811,300	15,908,036
Mitsubishi Corp.	2,524,800	117,694,931
Mitsubishi Electric Corp.	4,237,700	48,591,621
Mitsubishi Estate Co. Ltd.	2,464,800	31,550,227
Mitsubishi HC Capital Inc.	1,760,500	11,605,620
Mitsubishi Heavy Industries Ltd.	704,300	36,274,730
Mitsubishi UFJ Financial Group Inc.	25,075,300	210,360,380
Mitsui & Co. Ltd.	1,442,000	52,408,287
Mitsui Chemicals Inc.	374,300	9,434,032
Mitsui Fudosan Co. Ltd.	1,950,300	42,272,475
Mitsui OSK Lines Ltd.	758,100	19,572,091
Mizuho Financial Group Inc.	5,294,820	89,897,466
MS&AD Insurance Group Holdings Inc.	942,208	34,522,983
NGK Insulators Ltd.	512,800	6,265,520
Nippon Building Fund Inc.	3,384	13,596,687
Nippon Express Holdings Inc.	159,100	8,177,004
Nippon Prologis REIT Inc.	2,490	4,430,644
Nippon Steel Corp.	1,876,500	40,473,933
Nippon Yusen KK	1,064,900	26,055,166
Nissan Motor Co. Ltd.	5,107,500	19,653,562
Nomura Holdings Inc.	6,587,700	25,450,960
Nomura Real Estate Holdings Inc.	238,200	5,563,417
Nomura Real Estate Master Fund Inc.	9,312	10,275,402
Obayashi Corp.	1,422,300	12,183,145
Odakyu Electric Railway Co. Ltd.	342,700	4,878,789
Oji Holdings Corp.	1,914,800	8,189,368
Omron Corp.	133,900	4,797,263
Oriental Land Co. Ltd.	1,195,200	38,659,175
ORIX Corp.	2,577,700	46,878,917
Osaka Gas Co. Ltd.	293,000	5,525,328
Otsuka Corp.	85,600	3,432,098
Panasonic Holdings Corp.	4,844,200	42,500,545
Rakuten Group Inc.	1,137,800	4,208,630
Resona Holdings Inc.	4,701,700	25,122,682
Ricoh Co. Ltd.	1,207,900	9,790,159
SBI Holdings Inc.	349,200	7,513,014
Secom Co. Ltd.	230,500	16,009,333
Seiko Epson Corp.	634,000	8,801,931
Sekisui Chemical Co. Ltd.	295,100	4,041,946
Sekisui House Ltd.	1,309,900	25,651,440
Sharp Corp.(c)	566,700	3,543,128
Shimizu Corp.	1,203,200	8,562,555
Shizuoka Financial Group Inc., NVS	1,021,700	8,688,283
SoftBank Corp.	6,313,700	71,388,110
Sompo Holdings Inc.	649,400	28,131,970
Subaru Corp.	1,346,000	23,299,652
SUMCO Corp.	769,800	9,947,470
Sumitomo Chemical Co. Ltd.	1,995,000	5,070,816
Sumitomo Corp.	2,294,200	45,098,601

Security	Shares	Value

Japan (continued)
Sumitomo Electric Industries Ltd.	1,569,000	$16,471,719
Sumitomo Metal Mining Co. Ltd.	542,600	15,242,694
Sumitomo Mitsui Financial Group Inc.	2,789,000	134,452,041
Sumitomo Mitsui Trust Holdings Inc.	718,305	26,934,128
Sumitomo Realty & Development Co. Ltd.(a)	631,200	15,839,290
Suntory Beverage & Food Ltd.	107,000	3,219,956
Suzuki Motor Corp.	809,000	31,398,911
T&D Holdings Inc.	551,200	9,832,977
Taisei Corp.	372,700	12,639,263
Takeda Pharmaceutical Co. Ltd.	3,477,000	94,382,215
Tobu Railway Co. Ltd.	269,700	6,491,526
Toho Co. Ltd.	84,500	2,886,779
Tokio Marine Holdings Inc.	3,960,200	88,598,459
Tokyo Electric Power Co. Holdings Inc.(c)	3,375,100	14,282,543
Tokyo Gas Co. Ltd.	862,300	19,364,808
Tokyu Corp.	713,400	8,053,595
Toppan Inc.	538,600	12,422,200
Toray Industries Inc.	3,062,200	14,814,429
Tosoh Corp.	566,800	6,940,022
TOTO Ltd.	145,600	3,510,649
Toyota Industries Corp.	321,100	23,798,231
Toyota Motor Corp.	23,287,580	407,386,850
Toyota Tsusho Corp.	466,900	24,856,023
Trend Micro Inc.	148,700	5,603,702
USS Co. Ltd.	158,600	2,772,153
West Japan Railway Co.	484,100	18,451,252
Yamaha Corp.	108,100	2,887,343
Yamaha Motor Co. Ltd.	425,200	10,390,548
Yokogawa Electric Corp.	246,700	4,478,893
Z Holdings Corp.	5,882,900	14,998,373
		3,883,199,590
Netherlands — 2.2%
ABN AMRO Bank NV, CVA(b)	882,519	11,886,298
Aegon NV	3,724,196	18,111,759
AerCap Holdings NV(c)	385,191	23,928,065
ASR Nederland NV	353,180	13,180,135
EXOR NV, NVS	238,761	20,492,658
Ferrovial SE.	418,777	12,603,531
Heineken Holding NV	185,283	14,096,980
ING Groep NV	5,161,789	66,176,845
JDE Peet’s NV	276,252	7,670,013
Koninklijke Ahold Delhaize NV	2,134,981	63,220,603
Koninklijke KPN NV	7,077,158	23,787,590
Koninklijke Philips NV(c)	2,040,578	38,816,842
NN Group NV	552,645	17,724,643
OCI NV	153,704	3,581,423
Randstad NV	244,090	12,640,139
		347,917,524
New Zealand — 0.2%
Auckland International Airport Ltd.	1,784,049	7,629,098
EBOS Group Ltd.	122,748	2,505,804
Mercury NZ Ltd.	1,533,559	5,271,362
Meridian Energy Ltd.	1,451,781	4,088,738
Spark New Zealand Ltd.	4,081,885	11,850,198
		31,345,200
Norway — 1.3%
Aker BP ASA	694,426	20,014,473
DNB Bank ASA	2,028,221	36,592,854
Equinor ASA	1,973,876	66,170,632
Gjensidige Forsikring ASA	287,397	4,310,023
Mowi ASA	967,718	15,725,084

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Norsk Hydro ASA	2,938,756	$16,758,861
Orkla ASA	1,653,040	11,393,568
Salmar ASA	160,248	7,598,141
Telenor ASA	1,544,194	15,785,357
Yara International ASA	363,663	11,899,757
		206,248,750
Portugal — 0.2%
EDP - Energias de Portugal SA	6,899,960	28,997,062
Galp Energia SGPS SA	375,175	5,648,170
		34,645,232
Singapore — 1.5%
CapitaLand Integrated Commercial Trust	11,747,804	15,098,504
City Developments Ltd.(a)	1,106,200	5,106,007
DBS Group Holdings Ltd.	2,587,000	62,148,316
Genting Singapore Ltd.	4,744,600	2,980,818
Mapletree Pan Asia Commercial Trust	5,181,700	5,036,121
Oversea-Chinese Banking Corp. Ltd.(a)	7,440,600	68,982,631
Singapore Airlines Ltd.(a)	3,289,200	14,687,134
United Overseas Bank Ltd.	2,778,400	54,803,074
Wilmar International Ltd.	4,224,300	10,982,267
		239,824,872
Spain — 3.6%
ACS Actividades de Construccion y Servicios SA	502,515	18,172,934
Aena SME SA(b)	88,049	12,775,967
Banco Bilbao Vizcaya Argentaria SA	13,209,020	103,918,393
Banco Santander SA	35,781,911	131,603,483
CaixaBank SA	9,273,756	37,702,824
EDP Renovaveis SA	341,943	5,500,818
Enagas SA	186,158	3,114,179
Endesa SA	739,627	13,915,838
Iberdrola SA	13,449,107	149,581,210
Naturgy Energy Group SA	304,737	8,622,433
Redeia Corp. SA	396,106	6,177,240
Repsol SA	2,858,842	41,859,586
Telefonica SA	11,577,515	44,719,730
		577,664,635
Sweden — 3.0%
Boliden AB	601,695	15,423,331
Fastighets AB Balder, Class B(a)(c)	514,203	2,184,747
Holmen AB, Class B	206,663	7,799,431
Industrivarden AB, Class A	141,824	3,669,753
Industrivarden AB, Class C	168,420	4,343,434
Investor AB, Class B.	3,792,153	69,612,922
L E Lundbergforetagen AB, Class B	167,695	6,848,657
Nordea Bank Abp	7,069,353	74,455,951
Sandvik AB	1,172,212	19,966,299
Securitas AB, Class B	1,083,588	8,679,980
Skandinaviska Enskilda Banken AB, Class A	3,484,598	38,886,413
Skanska AB, Class B	738,756	11,091,625
SKF AB, Class B	748,713	12,138,480
Svenska Cellulosa AB SCA, Class B	1,331,871	18,275,207
Svenska Handelsbanken AB, Class A	3,195,640	27,245,034
Swedbank AB, Class A	1,865,538	30,638,310
Tele2 AB, Class B	1,170,321	8,311,197
Telefonaktiebolaget LM Ericsson, Class B	6,446,810	28,879,960
Telia Co. AB	5,180,182	10,981,702
Volvo AB, Class A	443,713	8,896,131
Volvo AB, Class B	3,315,951	65,706,198
Volvo Car AB, Class B(c)	1,329,553	4,585,751
		478,620,513

Security	Shares	Value

Switzerland — 7.3%
Adecco Group AG, Registered	353,161	$13,364,865
Baloise Holding AG, Registered	100,615	14,446,890
Banque Cantonale Vaudoise, Registered	66,045	7,465,348
Chocoladefabriken Lindt & Spruengli AG,
Participation Certificates, NVS.	764	8,458,403
Clariant AG, Registered	471,531	6,699,475
Coca-Cola HBC AG, Class DI	241,729	6,275,685
DSM-Firmenich AG	143,239	12,985,448
Dufry AG, Registered(c)	110,828	3,884,993
EMS-Chemie Holding AG, Registered	9,915	6,782,452
Geberit AG, Registered	26,059	12,133,425
Helvetia Holding AG, Registered	81,291	10,928,256
Holcim AG	1,145,305	70,811,643
Julius Baer Group Ltd.	452,653	26,824,982
Logitech International SA, Registered	127,540	10,038,844
Novartis AG, Registered	4,501,136	421,394,358
Partners Group Holding AG	24,853	26,315,936
Sandoz Group AG(c)	897,365	23,330,602
Schindler Holding AG, Participation
Certificates, NVS	31,590	6,391,376
Schindler Holding AG, Registered	18,480	3,602,507
SGS SA	164,710	13,451,967
Siemens Energy AG(a)(c)	400,316	3,559,180
Swatch Group AG (The), Bearer	63,695	16,304,389
Swatch Group AG (The), Registered	116,579	5,646,011
Swiss Life Holding AG, Registered	64,485	41,417,464
Swiss Prime Site AG, Registered	168,574	15,668,600
Swiss Re AG	230,385	25,172,507
Swisscom AG, Registered	56,790	34,027,932
Temenos AG, Registered	50,233	3,619,065
UBS Group AG, Registered	7,222,460	169,702,014
Zurich Insurance Group AG	330,403	156,938,958
		1,177,643,575
United Kingdom — 19.9%
3i Group PLC	2,138,813	50,428,022
abrdn PLC	4,344,957	8,294,937
Admiral Group PLC	467,216	13,882,262
Anglo American PLC	2,792,279	71,146,085
Antofagasta PLC	867,011	14,176,948
Associated British Foods PLC	767,248	18,926,510
AstraZeneca PLC	1,191,222	149,145,293
Aviva PLC	6,021,073	29,163,469
BAE Systems PLC	4,354,050	58,546,136
Barclays PLC	34,121,130	54,765,977
Barratt Developments PLC	2,137,793	10,781,309
Berkeley Group Holdings PLC	233,950	11,500,184
BP PLC	38,193,198	233,208,152
British American Tobacco PLC	4,661,462	139,249,073
BT Group PLC	14,177,161	19,471,284
Bunzl PLC	258,781	9,232,316
Centrica PLC	12,219,375	23,391,504
CNH Industrial NV	2,252,251	24,959,395
Coca-Cola Europacific Partners PLC	454,190	26,574,657
DCC PLC	216,710	12,039,109
Endeavour Mining PLC	407,442	8,406,392
Glencore PLC	23,117,325	122,448,394
GSK PLC	8,992,515	160,307,414
Haleon PLC	4,283,346	17,168,016
Hargreaves Lansdown PLC	784,633	6,757,610
Hikma Pharmaceuticals PLC	364,205	8,438,457
HSBC Holdings PLC	43,409,162	313,432,193
Imperial Brands PLC	1,895,936	40,391,326

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Intertek Group PLC	124,128	$5,781,087
J Sainsbury PLC	3,634,892	11,372,912
Johnson Matthey PLC	401,936	7,306,869
Kingfisher PLC	4,208,045	10,745,309
Land Securities Group PLC	1,548,029	10,730,475
Legal & General Group PLC	13,115,932	33,793,228
Lloyds Banking Group PLC	141,303,550	68,772,258
M&G PLC	4,920,982	11,883,349
Melrose Industries PLC	2,979,078	16,962,192
Mondi PLC	1,072,822	17,353,432
National Grid PLC	8,091,091	96,469,823
NatWest Group PLC, NVS	12,752,589	27,747,287
Next PLC	264,978	22,216,389
Ocado Group PLC(c)	636,558	3,612,540
Pearson PLC	1,416,988	16,402,661
Persimmon PLC	694,313	8,598,371
Phoenix Group Holdings PLC	1,644,974	9,086,652
Reckitt Benckiser Group PLC	788,340	52,745,404
Rio Tinto PLC	2,472,391	157,739,667
Schroders PLC	1,774,723	7,991,673
Segro PLC	2,554,909	22,207,624
Severn Trent PLC	206,492	6,666,044
Shell PLC	14,722,585	474,462,166
Smith & Nephew PLC	956,762	10,707,237
Smiths Group PLC	773,145	15,165,724
SSE PLC	2,396,330	47,623,594
St. James’s Place PLC	1,200,183	9,356,363
Standard Chartered PLC	5,201,558	39,882,063
Taylor Wimpey PLC	7,761,733	10,483,327
Tesco PLC	15,741,732	51,657,401
Unilever PLC	3,589,906	170,020,174
United Utilities Group PLC	972,493	12,577,796
Vodafone Group PLC	50,453,430	46,444,278
Whitbread PLC	437,226	17,728,694
WPP PLC	2,363,409	20,351,830
		3,208,878,317

Total Common Stocks — 98.7%
(Cost: $16,621,072,189)		15,905,125,030

Security	Shares	Value

Preferred Stocks

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	126,915	$10,791,533
Henkel AG & Co. KGaA, Preference Shares, NVS	370,848	26,751,154
Porsche Automobil Holding SE, Preference Shares, NVS	338,311	15,142,158
Volkswagen AG, Preference Shares, NVS	453,111	48,052,723
		100,737,568

Total Preferred Stocks — 0.6%
(Cost: $154,563,655)		100,737,568
Total Long-Term Investments — 99.3%
(Cost: $16,775,635,844)		16,005,862,598

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	34,360,259	34,374,003
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	4,180,000	4,180,000

Total Short-Term Securities — 0.2%
(Cost: $38,543,763)		38,554,003

Total Investments — 99.5%
(Cost: $16,814,179,607)		16,044,416,601

Other Assets Less Liabilities — 0.5%		77,885,541

Net Assets — 100.0%		$16,122,302,142

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,634,209	$13,734,979	(a)	$—	$5,123	$(308)	$34,374,003	34,360,259	$38,584	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	4,180,000	(a)	—	—	—	4,180,000	4,180,000	59,665		—
					$5,123	$(308)	$38,554,003		$98,249		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
October 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	188	12/07/23	$28,324	$(873,089)
Euro STOXX 50 Index	790	12/15/23	34,108	(1,237,136)
FTSE 100 Index	535	12/15/23	47,752	(1,620,704)
				$(3,730,929)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$138,374,714	$15,766,750,316	$—	$15,905,125,030
Preferred Stocks	—	100,737,568	—	100,737,568
Short-Term Securities
Money Market Funds	38,554,003	—	—	38,554,003
	$176,928,717	$15,867,487,884	$—	$16,044,416,601
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(3,730,929)	$—	$(3,730,929)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust